17. TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Trade Accounts Payable
Schedule of trade and accounts payable
	12.31.19	Restated (1) 12.31.18
Domestic suppliers
Third parties	4,930,424	4,458,077
Related parties	-	-
	4,930,424	4,458,077

Foreign suppliers
Third parties	915,611	1,079,438
Related parties	-	-
	915,611	1,079,438

(-) Adjustment to present value	(49,269)	(37,507)
	5,796,766	5,500,008

Current	5,784,419	5,487,205
Non-current	12,347	12,803

(1)       The restatement refers to the adoption of IFRS 16, in which the lease liabilities were reclassified from Trade Accounts Payable to a specific line (note 19).